Common stock (reflecting the two-for-one stock split effective June 8, 2010) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common stock (Textuals)
Number of additional share of common stock issued for each share of common stock outstanding		1
Share issued in common stock offering	52,900,000		52,900,000
Common stock shares sold as a result of the underwriter's exercise of overallotment option			6,900,000
Underwriter's exercise of common stock overallotment option in full at closing, per share			30.50
Net proceeds resulting from public offering of common stock	$ 1,569,100,000		$ 1,569,100,000
Underwriting discount and issuance costs of common stock			44,400,000
Total share increase in stock repurchase program				30,000,000
Shares repurchased under stock repurchase program		26,900,000
Treasury stock acquired		1,276,200,000		494,400,000
Shares remaining under stock repurchase program		15,100,000
Treasury stock reissued in connection with employee compensation plans		41,300,000
Common stock reserved for employee benefit plans		22,700,000
Expiry date of stockholder rights plan		July 25,2011
Right of a Shareholder to purchase Series A Junior Participating Preferred Stock		0.001
Exercise price of Series A Junior Participating Preferred Stock		$ 300
Exercisable days of common stock under Preferred Share Purchase Rights		10 days
Percentage of outstanding common stock required to exercise the Preferred Share Purchase Rights		15.00%
Minimum percentage of shares required for shareholder to become an acquired person		15.00%
Additional outstanding shares of common stock that a shareholder should purchase in order to become an Acquiring Person ( in Percentage)		2.00%
Percentage of assets required to exercise right		50.00%
Market value of common stock exercisable under Preferred Share Purchase Rights as a percentage to exercise price		2
Redemption price per right		$ 0.01